Intangible assets, net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 285	$ 269	$ 264